Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Cash provided by Operating activities
Loss for the year	$ (3,629)	$ (11,804)	$ (12,000)
Items not involving cash:
Depreciation and depletion	3,836	3,899	5,032
Income tax (recovery) (note 19)	1,178	2,229	(5,945)
Interest on long-term debt (note 11)	349	325	83
Rehabilitation and closure cost accretion (note 12)	72	90	64
Unwinding of discount on long-term debt (note 11)	115	101
Lease accretion (note 10)	89
Sale of Altiplano (note 6)	39
Share-based compensation (note 13)	44	(104)	(64)
Impairment of Mining Interest, Plant and Equipment (note 8)		4,804	6,713
Allowance for receivables		441
Loss on disposal of Exploration and Evaluation Asset (note 9)		82	1,013
Cash generated by (used in) operating activities before working capital changes	2,093	63	(5,104)
Change in non-cash working capital items
Amounts receivable	1,022	(1,500)	(475)
Inventory	(216)	1,890	(1,181)
Prepaid expenses and advances	86	(36)	(78)
Trade and other payables	(246)	(425)	826
Cash inflow (outflow) for operating activities	2,739	(8)	(6,012)
Financing activities
Issuance of shares (note 13)			125
Advance of loan payable (note 11)		2,940	1,283
Repayment of loan payable (note 11)	(1,411)		(1,213)
Interest paid (note 11)	(514)		(311)
Lease payment and accretion (note 10)	(524)
Cash inflow (outflow) for financing activities	(2,449)	2,940	(116)
Investing activities
Interest received		159	86
Investment in exploration and evaluation assets (note 9)	(427)	(385)	(481)
Purchase of mining interest, plant and equipment (note 8)	(2,687)	(3,152)	(2,190)
Sale of Exploration and Evaluation property (note 9)			128
Sale of short-term investments (note 5)			4,022
Cash inflow (outflow) for investing activities	(1,278)	(2,341)	2,397
Total increase (decrease) in cash	(988)	591	(3,731)
Effect of foreign exchange rate changes on cash	544	(363)	494
Cash, beginning of year	2,549	2,321	5,558
Cash, end of year	2,105	2,549	2,321
Non - cash transactions
Warrants issued		171
Accrue in equipment purchased through Trade payables	303	883	1,525
San Pedrito [member]
Investing activities
Cash acquired on sale of facility		$ 1,037	$ 832
Altiplano [member]
Investing activities
Cash acquired on sale of facility	$ 1,836